Debt - Financing Notes (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 19, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) item $ / shares	Dec. 31, 2023 USD ($) $ / shares
Debt Instrument [Line Items]
Amount issued in exchange of cancellation			$ 1,000
Outstanding debt balance		$ 1,695	$ 5,695
Share price | $ / shares			$ 12.50
Legacy SMAP
Debt Instrument [Line Items]
Amount issued in exchange of cancellation			$ 1,324
Financing Note
Debt Instrument [Line Items]
Conversion price of promissory notes | $ / shares			$ 10.00
Outstanding debt balance		$ 1,695	$ 5,695
Debt conversion to equity			$ 6,805
Conversion price | $ / shares			$ 10.00
Financing Investors | Financing Note
Debt Instrument [Line Items]
Principal amount	$ 6,805
Conversion price of promissory notes | $ / shares	$ 10.00	$ 5
Interest rate	9.00%
Interest issued as shares	11.00%
Number of trading days weighted average price of shares	30 days
Loss on extinguishment of debt		$ 740
Debt conversion to equity		$ 4,475
Conversion price | $ / shares	$ 10.00	$ 5
Number of equity instruments | item		327,500
Financing Investors | Financing Note | Legacy SMAP
Debt Instrument [Line Items]
Amount issued in exchange of cancellation	$ 2,324
Financing Investors | Financing Note | Event of Default
Debt Instrument [Line Items]
Interest rate	15.00%
Financing Investors | Financing Note | Minimum
Debt Instrument [Line Items]
Share price | $ / shares	$ 1.00